Note Purchase Agreement (Details Narrative) - USD ($)				12 Months Ended
	Apr. 19, 2022	Apr. 14, 2022	Dec. 14, 2021	Dec. 31, 2022	Dec. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Contingent stock liability					$ 677,000
Contingent warrants liability					$ 585,000
Common stock, shares issued				9,407,415	5,187,062
Fair value adjustment of warrants		$ 5,200,000		$ 228,750
Warrant liability				1,151,838
Note Warrant [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Fair value adjustment of warrants				$ 127,058
Exercise price				$ 4.25
Note Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Interest rate				8.00%
Contingent stock liability			$ 677,000
Contingent warrants liability			585,000
Allocation of debt issuance cost to contingent stock and contingent warrants			124,460
Notes payable				$ 665,000
Debt discount				1,335,000
Interest expense				39,111	0
Accreted interest				1,299,895	0
Notes payable				2,000,000
Common stock, shares issued	235,295
Fair value adjustment of warrants	$ 496,000
Note Purchase Agreement [Member] | Note Warrant [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Fair value adjustment of warrants				$ 554,412
Contingent warrant				235,295
Exercise price				$ 4.25
Warrant liability				$ 30,588	$ 585,000
Note Purchase Agreement [Member] | Unrelated Third Party Purchasers [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument face amount			$ 2,000,000
Interest rate			8.00%
Debt description			As additional consideration to the Purchasers for providing the financing, the Company also agreed to a) issue each Purchaser a number of shares of the Company’s Common Stock equal to 50% of the original principal amount of each Purchaser’s Note (the “Contingent Stock”) and b) issue each Purchaser a number of warrants, which would allow the Purchasers to purchase additional shares of the Company’s Common Stock, equal to 50% of the original principal amount each Purchaser’s Note for a term of 5.0 years (the “Contingent Warrants”)
Debt issuance costs			$ 197,500